SCHEDULE IV - REINSURANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Gross	$ 161,326,000,000	$ 99,351,000,000	$ 107,014,000,000
Life insurance in force ceded to unaffiliated reinsurers	109,344,000,000	63,697,000,000	75,159,000,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Assumed	201,654,000,000	336,500,000,000	284,518,000,000
Life insurance in force, Net amount	$ 253,636,000,000	$ 372,154,000,000	$ 316,373,000,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Percentage Assumed to Net	79.50%	90.40%	89.90%
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 670,000,000	$ 652,000,000	$ 748,000,000
Premiums and contract charges, Ceded to other companies	261,000,000	271,000,000	319,000,000
Premiums and contract charges, Assumed from other companies	1,008,000,000	912,000,000	930,000,000
Premiums and contract charges, Net amount	$ 1,417,000,000	$ 1,293,000,000	$ 1,359,000,000
Premiums and contract charges, Percentage of amount assumed to net	71.10%	70.50%	68.40%
Reinsurance or coinsurance income netted against premiums ceded	$ 0	$ 0	$ 0
Life insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	643,000,000	618,000,000	683,000,000
Premiums and contract charges, Ceded to other companies	247,000,000	256,000,000	302,000,000
Premiums and contract charges, Assumed from other companies	956,000,000	844,000,000	858,000,000
Premiums and contract charges, Net amount	$ 1,352,000,000	$ 1,206,000,000	$ 1,239,000,000
Premiums and contract charges, Percentage of amount assumed to net	70.70%	70.00%	69.20%
Accident and health insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 27,000,000	$ 34,000,000	$ 65,000,000
Premiums and contract charges, Ceded to other companies	14,000,000	15,000,000	17,000,000
Premiums and contract charges, Assumed from other companies	52,000,000	68,000,000	72,000,000
Premiums and contract charges, Net amount	$ 65,000,000	$ 87,000,000	$ 120,000,000
Premiums and contract charges, Percentage of amount assumed to net	80.00%	78.20%	60.00%